Credit quality of loans and advances to customers	6 Months Ended
Jun. 30, 2023
Credit Quality Of Loans And Advances To Banks And Customers [Abstract]
Credit quality of loans and advances to customers
Note 15: Credit quality of loans and advances to customers

	Gross drawn exposures					Expected credit loss allowance
At 30 June 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Retail – UK mortgages
RMS 1–3	241,410	19,656	–	–	261,066	96	116	–	–	212
RMS 4–6	9,504	18,865	–	–	28,369	20	189	–	–	209
RMS 7–9	99	1,863	–	–	1,962	–	47	–	–	47
RMS 10	–	940	–	–	940	–	40	–	–	40
RMS 11–13	–	3,319	–	–	3,319	–	180	–	–	180
RMS 14	–	–	3,766	8,349	12,115	–	–	366	275	641
	251,013	44,643	3,766	8,349	307,771	116	572	366	275	1,329

Retail – credit cards
RMS 1–3	3,691	3	–	–	3,694	7	–	–	–	7
RMS 4–6	6,941	1,309	–	–	8,250	71	63	–	–	134
RMS 7–9	1,571	1,151	–	–	2,722	55	150	–	–	205
RMS 10	7	234	–	–	241	1	53	–	–	54
RMS 11–13	–	369	–	–	369	–	148	–	–	148
RMS 14	–	–	302	–	302	–	–	123	–	123
	12,210	3,066	302	–	15,578	134	414	123	–	671

Retail – loans and overdrafts
RMS 1–3	657	1	–	–	658	2	–	–	–	2
RMS 4–6	6,268	378	–	–	6,646	93	32	–	–	125
RMS 7–9	2,042	544	–	–	2,586	79	70	–	–	149
RMS 10	80	188	–	–	268	7	41	–	–	48
RMS 11–13	28	424	–	–	452	5	165	–	–	170
RMS 14	–	–	242	–	242	–	–	128	–	128
	9,075	1,535	242	–	10,852	186	308	128	–	622

Retail – UK Motor Finance
RMS 1–3	9,488	752	–	–	10,240	84	11	–	–	95
RMS 4–6	2,835	974	–	–	3,809	31	20	–	–	51
RMS 7–9	512	275	–	–	787	3	10	–	–	13
RMS 10	–	60	–	–	60	–	5	–	–	5
RMS 11–13	1	165	–	–	166	–	25	–	–	25
RMS 14	–	–	122	–	122	–	–	60	–	60
	12,836	2,226	122	–	15,184	118	71	60	–	249

Retail – other
RMS 1–3	12,501	279	–	–	12,780	2	3	–	–	5
RMS 4–6	2,210	200	–	–	2,410	16	12	–	–	28
RMS 7–9	–	76	–	–	76	–	3	–	–	3
RMS 10	–	6	–	–	6	–	–	–	–	–
RMS 11–13	86	6	–	–	92	–	–	–	–	–
RMS 14	–	–	131	–	131	–	–	51	–	51
	14,797	567	131	–	15,495	18	18	51	–	87
Total Retail	299,931	52,037	4,563	8,349	364,880	572	1,383	728	275	2,958
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Credit quality of loans and advances to customers (continued)

	Gross drawn exposures					Expected credit loss allowance
At 30 June 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Commercial Banking
CMS 1–5	14,032	52	–	–	14,084	5	–	–	–	5
CMS 6–10	33,160	241	–	–	33,401	37	2	–	–	39
CMS 11–14	30,995	4,967	–	–	35,962	128	102	–	–	230
CMS 15–18	2,678	3,373	–	–	6,051	36	194	–	–	230
CMS 19	12	1,032	–	–	1,044	–	100	–	–	100
CMS 20–23	–	–	3,320	–	3,320	–	–	1,171	–	1,171
	80,877	9,665	3,320	–	93,862	206	398	1,171	–	1,775

Other[1]	(3,291)	–	6	–	(3,285)	–	–	4	–	4
Total loans and advances to customers	377,517	61,702	7,889	8,349	455,457	778	1,781	1,903	275	4,737

In respect of:
Retail	299,931	52,037	4,563	8,349	364,880	572	1,383	728	275	2,958
Commercial Banking	80,877	9,665	3,320	–	93,862	206	398	1,171	–	1,775
Other[1]	(3,291)	–	6	–	(3,285)	–	–	4	–	4
Total loans and advances to customers	377,517	61,702	7,889	8,349	455,457	778	1,781	1,903	275	4,737
[1]    Gross drawn exposures include centralised fair value hedge accounting adjustments.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Credit quality of loans and advances to customers (continued)

	Gross drawn exposures					Expected credit loss allowance
At 31 December 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Retail – UK mortgages
RMS 1–3	250,937	24,844	–	–	275,781	81	180	–	–	261
RMS 4–6	6,557	11,388	–	–	17,945	10	140	–	–	150
RMS 7–9	23	2,443	–	–	2,466	–	72	–	–	72
RMS 10	–	734	–	–	734	–	24	–	–	24
RMS 11–13	–	2,374	–	–	2,374	–	136	–	–	136
RMS 14	–	–	3,416	9,622	13,038	–	–	311	253	564
	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207

Retail – credit cards
RMS 1–3	3,587	5	–	–	3,592	7	–	–	–	7
RMS 4–6	6,497	1,441	–	–	7,938	66	70	–	–	136
RMS 7–9	1,332	1,246	–	–	2,578	47	167	–	–	214
RMS 10	–	227	–	–	227	–	52	–	–	52
RMS 11–13	–	368	–	–	368	–	144	–	–	144
RMS 14	–	–	289	–	289	–	–	113	–	113
	11,416	3,287	289	–	14,992	120	433	113	–	666

Retail – loans and overdrafts
RMS 1–3	659	1	–	–	660	2	–	–	–	2
RMS 4–6	5,902	451	–	–	6,353	90	24	–	–	114
RMS 7–9	1,724	657	–	–	2,381	69	83	–	–	152
RMS 10	53	199	–	–	252	5	45	–	–	50
RMS 11–13	19	405	–	–	424	3	163	–	–	166
RMS 14	–	–	247	–	247	–	–	126	–	126
	8,357	1,713	247	–	10,317	169	315	126	–	610

Retail – UK Motor Finance
RMS 1–3	8,969	743	–	–	9,712	66	9	–	–	75
RMS 4–6	2,778	930	–	–	3,708	25	20	–	–	45
RMS 7–9	425	325	–	–	750	2	13	–	–	15
RMS 10	–	99	–	–	99	–	8	–	–	8
RMS 11–13	2	148	–	–	150	–	26	–	–	26
RMS 14	–	–	154	–	154	–	–	81	–	81
	12,174	2,245	154	–	14,573	93	76	81	–	250

Retail – other
RMS 1–3	12,588	328	–	–	12,916	9	4	–	–	13
RMS 4–6	1,311	213	–	–	1,524	4	11	–	–	15
RMS 7–9	–	90	–	–	90	–	3	–	–	3
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	91	7	–	–	98	–	–	–	–	–
RMS 14	–	–	157	–	157	–	–	52	–	52
	13,990	643	157	–	14,790	13	18	52	–	83
Total Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Credit quality of loans and advances to customers (continued)

	Gross drawn exposures					Expected credit loss allowance
At 31 December 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Commercial Banking
CMS 1–5	13,573	33	–	–	13,606	2	–	–	–	2
CMS 6–10	32,070	512	–	–	32,582	37	3	–	–	40
CMS 11–14	31,591	5,627	–	–	37,218	128	93	–	–	221
CMS 15–18	3,275	4,508	–	–	7,783	47	244	–	–	291
CMS 19	–	813	–	–	813	–	74	–	–	74
CMS 20–23	–	–	3,371	–	3,371	–	–	1,070	–	1,070
	80,509	11,493	3,371	–	95,373	214	414	1,070	–	1,698

Other[1]	(2,972)	–	6	–	(2,966)	–	–	4	–	4
Total loans and advances to customers	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518

In respect of:
Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816
Commercial Banking	80,509	11,493	3,371	–	95,373	214	414	1,070	–	1,698
Other[1]	(2,972)	–	6	–	(2,966)	–	–	4	–	4
Total loans and advances to customers	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
[1]    Gross drawn exposures include centralised fair value hedge accounting adjustments.